Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of credit risk exposure by type

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2024	2025
Trade and other receivables	4,637,243	5,568,241
Other financial assets	2,916,793	1,509,606
Cash and cash equivalents (except cash in hand)	1,741,878	605,146
Total	9,295,914	7,682,993

Schedule of age of trade and other receivables

The age of Trade and other receivables at the reporting date was:

	March 31,		March 31,
	2024	Impairment	2025	Impairment
0 - 30 days	2,546,036	5,092	3,272,429	1,816
31 - 90 days	922,095	1,844	1,218,710	4,439
91 - 180 days	526,338	1,053	277,439	1,709
More than 180 days	1,057,918	407,155	1,269,426	461,799
Total	5,052,387	415,144	6,038,004	469,763

Schedule of allowance for doubtful debts in trade and other receivables

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	As at March 31
	2024	2025
Balance at the beginning of the year	452,046	415,144
Provisions accrued during the year	(30,964)	67,411
Amount written off during the year	(5,938)	(12,792)
Balance at the end of the year	415,144	469,763

Schedule of financial liabilities by type

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	33,393	40,172	12,385	27,787	-
Lease liabilities	215,742	284,724	77,715	207,009	-
Trade and other payables	2,608,087	2,608,087	2,608,087	-	-
Sales bill discounting	405,901	405,901	405,901	-	-
Non convertible debenture	198,898	225,302	128,881	96,421
Other financial liabilities	418,969	418,969	418,969	-	-
Total	3,880,990	3,983,155	3,651,938	331,217	-

As at March 31, 2025

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	30,880	34,455	12,695	21,760	-
Lease liabilities	238,149	312,500	79,221	200,579	32,700
Trade and other payables	2,953,069	2,953,069	2,953,069	-	-
Sales bill discounting and bank overdraft	514,984	514,984	514,984	-	-
Other financial liabilities	93,924	93,924	93,924	-	-
Total	3,831,006	3,908,932	3,653,893	222,339	32,700

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2024	2025
5% strengthening/weakening of USD against INR	7,053	4,467

5% strengthening/weakening of Euro against INR	1,370	5,645

5% strengthening/weakening of GBP against INR	1,599	1,487

5% strengthening/weakening of SGD against INR	(225)	(215)